Rule 24f-2 Notice

Columbia Acorn Trust

File #2-34223

1.	Columbia Acorn Trust 227 West Monroe Street, Suite 3000 Chicago, IL 60606-5016
2.

Name of each series or class of funds for which this notice is filed:

Columbia Acorn Fund, Classes A, B, C, I, R4, R5, Y & Z

Columbia Acorn International, Classes A, B, C, I, R, R4, R5, Y & Z

Columbia Acorn USA, Classes A, B, C, I, R4, R5, Y & Z

Columbia Acorn International Select, Classes A, B, C, I, R4, R5, Y & Z

Columbia Acorn Select, Classes A, B, C, I, R4, R5, Y & Z

Columbia Thermostat Fund, Classes A, B, C, R4, R5, Y & Z

Columbia Acorn Emerging Markets Fund, Class A, C, I, R4, R5, Y & Z

Columbia Acorn European Fund, Class A, C, I, R4, R5 & Z

3.	Investment Company Act File # 811-01829
Securities Act File Number # 2-34223
4.	Last day of fiscal year for which this notice is filed: 12/31/14

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$ 8,240,225,587.56

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 11,075,463,027.00

	(iii)	Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$ 463,750,822.33

	(iv)	Total available redemption credits:		$ 11,539,213,849.33

	(v)	Net sales:		$ 0.00

	(vi)	Redemption credits available for use in future years:	($ 3,298,988,261.77)

	(vii)	Multiplier for determining registration fee:		0.0001162

	(viii)	Registration fee due:		$ 0.00

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.	Interest due—if this form is being filed more than 90 days after the end of the issuer’s fiscal year:
0

8.	Total of the amount of the registration fee due plus any interest due:
$ 0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Payment: NO PAYMENT DUE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph F. DiMaria
Joseph F. DiMaria
Vice President-Accounting and Administrative Services

March 27, 2015

* Please print the name and the title of the signing officer below the signature.